INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

2.              INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2012 and 2013, is as follows:

	Thousands of Yen
March 31, 2012	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥166,050	¥—	¥273,600

March 31, 2013
Available-for-sale securities:
Equity securities	¥107,550	¥159,300	¥—	¥266,850